COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of future minimum lease payments under non-cancellable operating lease agreements
The Group has entered into lease agreements for properties which it operates. Such leases are classified as operating leases. Future minimum lease payments under non-cancellable
operating lease agreements at September 30, 201
9
were as follows:

2020	995,666
2021	932,124
2022	939,201
2023	955,118
2024	885,332
Thereafter	1,503,044

Total	6,210,485